Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Dec. 10, 2012 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 Employees	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Impairment charges		$ 13,000,000		$ 16,000,000	$ 24,000,000	$ 109,000,000
Restructuring charges and other related closure costs				49,000,000	66,000,000	183,000,000
Expected payment				26,000,000	32,000,000
Restructuring charges and other related closure costs				45,000,000
Other Acquired Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges				3,000,000
Digital Convergence Group ("DCG") [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges						56,000,000
Digital Convergence Group ("DCG") [Member] | Goodwill [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges						38,000,000
Digital Convergence Group ("DCG") [Member] | Dedicated Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges					23,000,000	18,000,000
Digital Convergence Group ("DCG") [Member] | Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges					1,000,000
Veredus [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges						5,000,000
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges						29,000,000
Restructuring charges and other related closure costs				11,000,000	12,000,000
Pre-tax charges incurred				31,000,000
Manufacturing Consolidation [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs				1,000,000	8,000,000	8,000,000
Manufacturing Consolidation [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs				10,000,000	4,000,000
ST-Ericsson Exit [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges						17,000,000
ST-Ericsson Exit [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs						69,000,000
ST-Ericsson Exit [Member] | Employee Termination Benefits [Member] | SWEDEN [Member]
Restructuring Cost and Reserve [Line Items]
Adjustments for unused provisions						31,000,000
Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges						2,000,000
Restructuring charges and other related closure costs						16,000,000
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs						9,000,000
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs					114,000,000
$600-650 Million Net Opex Plan [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Net operating expenses	$ 600,000,000
$600-650 Million Net Opex Plan [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Net operating expenses	$ 650,000,000
$600-650 Million Net Opex Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs						88,000,000
$600-650 Million Net Opex Plan [Member] | Employee Termination Benefits [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs					24,000,000
$600-650 Million Net Opex Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs				2,000,000
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees			450
Restructuring charges and other related closure costs				36,000,000	$ 30,000,000
Pre-tax charges incurred				66,000,000
EPS Restructuring Plan [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Expected to result in pre-tax charges				65,000,000
EPS Restructuring Plan [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Expected to result in pre-tax charges				$ 70,000,000
ST-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs						$ 9,000,000